Summary of Significant Accounting Policies (Details) - Schedule of Revenues by Sales Term - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	$ 28,378,669	$ 38,292,397	$ 38,292,412
CIF [Member]
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	141,728	154,702	86,453
CNF/CFR [Member]
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	751,136	3,373,730	1,189,002
EX WORK [Member]
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	22,159,531	31,912,608	31,196,398
DAP [Member]
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	2,382,159	865,744	2,752,862
FOB [Member]
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	$ 2,944,115	$ 1,985,613	$ 3,067,697